Shareholders' Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended													12 Months Ended
	May 10, 2019	Apr. 04, 2019 USD ($) $ / shares shares	Mar. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2019 shares	May 22, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($) shares	Oct. 30, 2015 shares	Sep. 30, 2015 shares	Dec. 31, 2014 shares	Mar. 31, 2014 shares	Nov. 28, 2013 ₪ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Shareholders' Equity (Textual)
Fair value of the warrants | $																			$ (2,457)
2013 Plan [Member]
Shareholders' Equity (Textual)
Shares reserved for issuance																2,500,000
Warrants, description															The warrants issued in the March 2014 Financing were exercisable after 6 months from the date of issuance for a period of four years and had an exercise price of $ 96.3 per ADS (equivalent to $ 3.215 per ordinary share) (subject to certain adjustments). The warrants issued in the December 2014 Financing were exercisable for a period of five years following issuance and had an exercise price of $ 66.75 per ADS (equivalent to $ 2.225 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the December 2014 Financing, as of 2017 was $37 thousand.
2013 Plan [Member] | NIS [Member]
Shareholders' Equity (Textual)
Price per share | ₪ / shares																₪ 0.25
October 2015 Financing [Member]
Shareholders' Equity (Textual)
Warrants, description												The warrants were exercisable after 6 months from the date of issuance for a period of five and a half years and had an exercise price of $ 78.75 per ADS (equivalent to $ 2.625 per ordinary share) (subject to certain adjustments). The fair value of the warrants issued as part of the September 2015 Financing, as of December 31, 2017 was $585 thousand. The fair value of the warrants issued as part of the October 2015 Financing, as of December 31, 2016 and 2017 were $498 thousand, and $252 thousand, respectively.
January 2017 Financing [Member]
Shareholders' Equity (Textual)
Warrants, description										The Company reclassified its warrants with an exercise price denominate in USD to equity according to the warrants fair value on that date in an amount of $2,030 that were outstanding as of December 31, 2017, as a financial liability.	The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.25 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 125,000 ADSs representing 250,000 ordinary shares exercisable at USD 2.25 per ADS, subject to certain adjustments, for a period of five years. The investor warrants and placement agent warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.
Fair value of the warrants | $										$ 1,156	$ 1,868
Ordinary Share [Member]
Shareholders' Equity (Textual)
Reverse stock split, description	The Company effected a change in the ratio of the Company's ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split.
Shares issued									400,000
American Depository Shares [Member]
Shareholders' Equity (Textual)
Aggregate shares sold											2,500,000	1,109,196	2,068,966	1,797,753
Warrant to purchase common shares											1,250,000	443,678	1,034,483	898,877
Aggregate purchase price | $											$ 5,000
Shares issued								18,500	200,000
American Depository Shares [Member] | Institutional Investors [Member]
Shareholders' Equity (Textual)
Aggregate shares sold		328,205	3,333,336			1,500,000	149,206
Warrant to purchase common shares			2,500,002
Exercise price of warrant | $ / shares			$ 2.00
American Depository Shares [Member] | Private Placement [Member]
Shareholders' Equity (Textual)
Aggregate shares sold		328,205				1,500,000	149,206								982,344
Warrant to purchase common shares			166,667
Exercise price of warrant | $ / shares		$ 12.90	$ 2.00			$ 4.00	$ 19.50
Warrant to purchase additional common shares															491,172
American Depository Shares [Member] | Unregistered placement [Member]
Shareholders' Equity (Textual)
Shares issued		16,410				75,000	7,460
Ordinary Share [Member]
Shareholders' Equity (Textual)
Aggregate shares sold											5,000,000	2,218,392	4,137,932	3,595,506
Warrant to purchase common shares											2,500,000	887,356	2,068,966	1,797,753
Shares issued				996,690	19,934,355			37,000
Ordinary Share [Member] | Institutional Investors [Member]
Shareholders' Equity (Textual)
Aggregate shares sold		9,846,156	6,666,672			45,000,000	4,476,192
Warrant to purchase common shares			5,000,004
Aggregate purchase price | $			$ 5,000
Issuance cost | $			$ 613
Ordinary Share [Member] | Private Placement [Member]
Shareholders' Equity (Textual)
Aggregate shares sold		9,846,156				45,000,000	4,476,192								1,964,688
Aggregate purchase price | $		$ 3,200				$ 6,000	$ 2,350
Issuance cost | $		$ 414				$ 540	$ 428
Expiry date, description		Five years.				Five and one-half years.	Five and one-half years.
Warrant to purchase additional common shares															982,344
Ordinary Share [Member] | Unregistered placement [Member]
Shareholders' Equity (Textual)
Shares issued		492,308				2,250,000	223,810
Private Placement [Member] | Ordinary Share [Member]
Shareholders' Equity (Textual)
Warrant to purchase common shares			333,334